Revenue - Revenue per product (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	R 112,129	R 113,684	R 138,288
Total revenue from contracts with customers	112,292	114,849	138,051
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	37,138	30,257	18,812
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	59,547	71,090	111,070
Platinum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	20,573	19,775	17,826
Palladium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	19,919	25,271	42,275
Rhodium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	14,747	21,991	47,166
Iridium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,824	2,883	2,480
Ruthenium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,484	1,170	1,323
Chrome
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	6,069	5,165	3,481
Nickel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,626	4,334	4,305
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,765	2,126	0
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,008	152	20
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	976	560	600
Toll treatment arrangement (SA PGM) | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 0	R 0	R 105